Related Party Transactions - Additional Information (Detail)									1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	May 17, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 04, 2017 shares	Nov. 25, 2016 USD ($) $ / shares shares	Aug. 15, 2016 USD ($) $ / shares	Jul. 21, 2015 USD ($) shares	Apr. 22, 2015 USD ($) shares	Mar. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Jul. 31, 2014 shares	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) Option $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares
Related Party Transaction [Line Items]
Stock repurchase, Share				7,500			14,373	511,218								7,500
Stock repurchase, Value | $								$ 1,000								$ 56,000			$ 790,000
Warrant exercise price | $ / shares												$ 8.0833
Warrants maturity period												10 years
Cash proceeds from exercise of warrants | $																29,263,000
Issuance of warrants to purchase common stock | $																$ 8,658,000		$ 458,000
Number of warrants issued												247,422
Warrant issued to purchase common stock																1,524,573
Common stock issued																12,335,519
Maximum [Member]
Related Party Transaction [Line Items]
Stock repurchase, Share							1,000
Initial Public Offering [Member]
Related Party Transaction [Line Items]
Shares issued, Price per share | $ / shares	$ 15.00
Warrant exercise price | $ / shares	$ 13.4237		$ 13.6088						$ 13.6088						$ 13.6088
Warrants maturity period	5 years								5 years
Warrant issued to purchase common stock	809,400		809,400						809,400						809,400
Percentage of warrant exercise	10.00%								10.00%
Warrant vesting period																Fifty percent of the shares underlying the 10% Warrant vesting as of the issuance date of the 10% Warrant and the remaining fifty percent of the shares vesting on the first anniversary of the issuance date of the 10% Warrant.
Common stock issued	2,500,000															2,500,000
Initial Public Offering [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant issued to purchase common stock	51,437		51,437						51,437						51,437
Vested Upon Issuance [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Warrant vesting percentage	50.00%								50.00%
Convertible Notes Payable [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Warrant issued to purchase common stock	154,311		154,311						154,311						154,311
First Loans [Member]
Related Party Transaction [Line Items]
Debt instrument principal balance | $																		10,000,000
Warrants maturity period						4 years										4 years
Issuance of warrants to purchase common stock | $						$ 700,000										$ 700,000
First Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares						$ 8.0833										$ 8.0833
First Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares						$ 13.7333										$ 13.7323
Second Loans [Member]
Related Party Transaction [Line Items]
Debt instrument principal balance | $																		10,000,000
Warrants maturity period					4 years					4 years
Issuance of warrants to purchase common stock | $					$ 700,000					$ 700,000
Number of warrants issued					2					2
Second Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares					$ 8.0833					$ 8.0833
Second Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares					$ 13.7333					$ 13.7323
Bridge Loan [Member]
Related Party Transaction [Line Items]
Borrowing under line of credit | $									$ 2,000,000
Shares converted to common stock																590,717
Common stock issued									90,000
Amended Primary Warrant [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares			$ 13.6088						$ 13.6088						$ 13.6088
Acacia [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares	$ 13.6088
Warrants maturity period	5 years
Warrant issued to purchase common stock	809,400
Percentage of warrant exercise	10.00%
Acacia [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt instrument principal balance | $	$ 20,000,000										$ 20,000,000
Debt instrument interest rate						6.00%					6.00%
Shares converted to common stock	1,523,746										1,523,746					1,523,746
Warrant exercise price | $ / shares											$ 13.6088
Warrants maturity period											5 years
Line of credit maximum borrowing capacity | $						$ 20,000,000
Conversion price per share | $ / shares	$ 13.6088
Acacia [Member] | Convertible Notes Payable [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares																$ 13.6088
Acacia [Member] | First Loans [Member]
Related Party Transaction [Line Items]
Debt instrument principal balance | $						$ 10,000,000					$ 10,000,000
Warrants maturity period																4 years
Issuance of warrants to purchase common stock | $																$ 700,000
Acacia [Member] | First Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares																$ 8.0833
Acacia [Member] | First Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares																$ 13.7323
Acacia [Member] | Second Loans [Member]
Related Party Transaction [Line Items]
Debt instrument principal balance | $					$ 10,000,000						$ 10,000,000
Warrants maturity period										4 years
Number of warrants issued										700						1,524,573
Warrant issued to purchase common stock																1,524,573
Acacia [Member] | Second Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares										$ 8.0833
Acacia [Member] | Second Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares										$ 13.7323
Acacia [Member] | Bridge Loan [Member]
Related Party Transaction [Line Items]
Debt instrument principal balance | $			$ 8,000,000						$ 8,000,000						$ 8,000,000
Warrants maturity period		10 years
Line of credit maximum borrowing capacity | $			$ 8,000,000						$ 8,000,000						8,000,000
Line of credit, interest rate									8.00%
Borrowing under line of credit | $		$ 2,000,000							$ 2,000,000						$ 4,000,000
Shares converted to common stock			590,717
Conversion price per share | $ / shares			$ 13.6088						$ 13.6088						$ 13.6088
Line of credit, borrowing description															The Company borrowed the initial $2,000 installment under the Bridge Loan in March 2017, and borrowed the second $2,000 installment in April 2017. Prior to the completion of the IPO, the Lenders exercised their options to advance the remaining $4,000 remaining available under the Bridge Loan.
Common stock issued									120,000						180,000
Acacia [Member] | Primary Warrant [Member]
Related Party Transaction [Line Items]
Warrants maturity period																5 years
Issuance of stock due to warrants exercise	2,150,335		2,150,335						2,150,335						2,150,335	2,150,335
Cash proceeds from exercise of warrants | $	$ 29,263,000								$ 29,263,000
Acacia [Member] | Primary Warrant [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares			$ 13.3028						$ 13.3028						$ 13.3028	$ 13.3000
Acacia [Member] | Primary Warrant [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares			$ 13.7323						$ 13.7323						$ 13.7323	$ 13.7333
Warrants exercise price value | $			$ 50,000,000						$ 50,000,000						$ 50,000,000	$ 50,000,000
Acacia [Member] | Amended Primary Warrant [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares			$ 13.6088						$ 13.6088						$ 13.6088
Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued									120,000
VLOC, LLC [Member]
Related Party Transaction [Line Items]
Warrant issued to purchase common stock																313,440
VLOC, LLC [Member] | Bridge Loan [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares	$ 13.6088															$ 13.6088
Warrants maturity period	10 years															10 years
Warrant issued to purchase common stock	313,440															313,440
VLOC, LLC [Member] | Note Purchase Agreement [Member] | Bridge Loan [Member]
Related Party Transaction [Line Items]
Warrants maturity period									10 years
Warrant issued to purchase common stock			60,000						60,000						60,000
Line of credit maximum borrowing capacity | $			$ 8,000,000						$ 8,000,000						$ 8,000,000
Line of credit, interest rate									8.00%
Borrowing under line of credit | $		$ 2,000,000							$ 2,000,000
Conversion price per share | $ / shares			$ 13.6088						$ 13.6088						$ 13.6088
Common stock issued															120,000
Ownership percentage									50.00%
VLOC, LLC [Member] | Note Purchase Agreement [Member] | Bridge Loan [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Warrant exercise price | $ / shares			$ 13.6088						$ 13.6088						$ 13.6088
VLOC, LLC [Member] | Note Purchase Agreement [Member] | Chad Steelberg and Ryan Steelberg [Member]
Related Party Transaction [Line Items]
Ownership percentage																50.00%
Intercompany Administrative Services Agreement [Member] | Steel Ventures, LLC [Member]
Related Party Transaction [Line Items]
Related party transaction agreement date																Oct. 01, 2014
Related party transaction agreement term																2 years
Number of renewal options | Option																2
Related party transaction agreement renewal term																2 years
Related party transaction expenses | $																		1,105,000	1,315,000
Due to related party | $																		0	59,000
Healthcare Plans [Member] | Chad Steelberg and Ryan Steelberg [Member]
Related Party Transaction [Line Items]
Related party transaction expenses | $																$ 43,000	$ 59,000	54,000	$ 38,000
Due to related party | $																$ 0		$ 73,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock repurchase, Share								511,218								7,500			525,591
Stock repurchase, Value | $								$ 1,000								$ 0			$ 1,000
Common Stock [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Common stock issued																2,500,000
Common Stock [Member] | Bridge Loan [Member]
Related Party Transaction [Line Items]
Common stock issued																300,000
Common Stock [Member] | Bridge Loan [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Shares converted to common stock																590,717
Common Stock [Member] | Chad Steelberg and Ryan Steelberg [Member]
Related Party Transaction [Line Items]
Stock issued													961,835
Shares issued, Price per share | $ / shares													$ 1.50
Series A-1 Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock repurchase, Share							47,910	1,704,060
Stock repurchase, Value | $							$ 40,000	$ 1,418,000
Common stock issued														2,666,667